Lease Commitments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases Disclosure [Line Items]
Amortization expenses under capital leases	¥ 835	¥ 1,039	¥ 1,005
Rental expenses under operating leases	1,526	1,472	1,674
Rental revenues under operating leases	¥ 373	¥ 376	¥ 317